COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
2015		$ 177,936
2015	200,826
2016	245,310	177,936
2017	88,968	88,968
2018	0	0
2019	0	0
Total	535,104	444,840
Land and Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
2015		88,800
2015	66,600
2016	88,800	88,800
2017	88,800	88,800
2018	88,800	88,800
2019	29,600	29,600
Total	$ 362,600	$ 384,800